Capital management	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Capital management
23.	Capital management

PagSeguro Group monitors capital on the basis of the gearing ratio which corresponds to net debt divided by total capital. Net debt is calculated as total borrowings (including current and non-current borrowings as shown in the consolidated balance sheet) less cash and banks. Total capital is calculated as equity as shown in the consolidated balance sheet plus net debt.

During the three-month period ended March 31, 2018, the PagSeguro Group’s strategy was to maintain a gearing ratio of up to 20%. PagSeguro Group had no loans at March 31, 2018, and December 31,2017 therefore no gearing ratio is presented.

25.	Capital management

PagSeguro Group monitors capital on the basis of the gearing ratio which corresponds to net debt divided by total capital. Net debt is calculated as total borrowings (including current and non-current borrowings as shown in the consolidated balance sheet) less cash and banks. Total capital is calculated as equity as shown in the consolidated balance sheet plus net debt.

During 2016, PagSeguro Group’s strategy was to maintain a gearing ratio of up to 20%. The gearing ratio at December 31, 2016 was as follows:

December 31, 2016
Borrowings	205,204
(-) Cash and cash equivalents	(79,969)

Net debt	125,235

Total equity	626,862
Total capital	752,097

Gearing ratio	16.65%

PagSeguro Group had no borrowings as of December 31, 2017.